8. Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal [Abstract]
Current	$ (657)	$ (438)
Deferred	297	(767)
Total	$ (360)	$ (1,205)